GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member] - Geographic Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%	100.00%
China [Member]
Revenue from External Customer [Line Items]
Concentration percentage	36.00%	28.00%	21.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Concentration percentage	18.00%	32.00%	37.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	13.00%	16.00%	23.00%
Korea [Member]
Revenue from External Customer [Line Items]
Concentration percentage	20.00%	13.00%	11.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	13.00%	11.00%	8.00%